January 15, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Vanguard Institutional Index Funds (the Trust)
File No. 33-34494

Commissioners:
Enclosed is the 57th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this
Amendment are to (1) add the CRSP US Total Market Index as the new target index for the Vanguard
Institutional Total Stock Market Index Fund, a series of the Trust, and (2) to effect a number of non-
material changes.
Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of March 28,
2013, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule
485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have designated that this 485(a) become effective.
Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Chad Eskildsen, Esquire
U.S. Securities & Exchange Commission